Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net
11	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2022	2023
Cost:
Office equipment	5,065	5,025
Leasehold improvements	2,585	2,525
Furniture and fixtures	1,494	892
Motor vehicles	13	—
Total cost	9,157	8,442
Less: Accumulated depreciation	(7,512)	(7,089)
Less: Accumulated impairment losses (Note 2(r))	(1,206)	(1,353)
Exchange differences	(198)	—
Property and equipment, net	241	—

Depreciation expense recognized for the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

	For the years ended December 31,
	2021	2022	2023
Cost of revenues	7	11	—
Research and development expenses	152	220	—
Sales and marketing expenses	171	219	125
General and administrative expenses	318	392	12
Total	648	842	137